Other Payables and Accrued Liabilities	6 Months Ended
Sep. 30, 2024
Other Payables and Accrued Liabilities [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

NOTE 11 — OTHER PAYABLES AND ACCRUED LIABILITIES

	As of March 31,	As of September 30,
	2024	2024
	RMB	RMB
Advance from customers	7,166	13,068
Accrued payroll	10,828	11,389
VAT payable	4,759	3,110
Other payables	41,198	48,043
Total	63,951	75,610

As of March 31, 2024, other payables mainly included RMB6.8 million advance from supply chain service provider, RMB2.2 million advance refundable to a customer and RMB22.3 million advances from a third party to the Company, for developing and promoting healthcare wearable devices in the US market. As of September 30, 2024, other payables mainly included RMB32.6 million advances from a third party to the Company, for developing and promoting healthcare wearable devices in the US market.